Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Employer matching contribution	50.00%
Contributions made by participants for which the company makes matching contribution	6.00%
Contribution expense	$ 77,138	$ 79,656